Decommissioning Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 351.0	$ 342.8
Discount rate	10.00%	10.00%
Inflation rate	2.00%	2.00%
Credit-adjusted discount rate, percentage	1.00%
Decommissioning Liabilities [Member]
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 3.9